Xtrackers MSCI USA Climate Action Equity ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	60 Months Ended	70 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Climate Action Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.13%	27.03%
MSCI USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	24.71%	14.56%	15.66%
Xtrackers MSCI USA Climate Action Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.36%	26.27%
Xtrackers MSCI USA Climate Action Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.98%	20.63%
Xtrackers MSCI USA Climate Action Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.02%	27.01%
Performance Inception Date	Apr. 04, 2023